Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning of the period	$ (2)	$ 3
Gain / (Loss) recognized in other comprehensive income during the period	(16)	3
Amount reclassified to profit or loss during the period	21	(10)
Tax impact on above	(1)	2
Balance at the end of the period	$ 2	$ (2)